DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2017
DIVIDENDS [abstract]
Schedule of dividends
	2015	2016	2017

Dividend per ordinary share:
2017 interim dividend - HK$0.20 (2016: interim dividend HK$0.12, 2015: interim dividend HK$0.25) per ordinary share	9,145	4,673	7,601
2016 final dividend - HK$0.23 (2015: final dividend HK$0.25, 2014: final dividend HK$0.32) per ordinary share	11,274	9,571	8,847

2017 final dividend proposed at HK$0.3 (2016: final dividend proposed at HK$0.23, 2015: final dividend proposed at HK$0.25) per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year	9,397	9,096	10,830